INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
Note 3 Inventory
Inventory consists of parts and
sub-assemblies
that are ultimately consumed in the manufacturing and final assembly of satellites. When an item in inventory has been identified and incorporated into a specific satellite, the cost of the sub-assembly
is charged to cost of goods sold in the condensed consolidated statements of operations and comprehensive loss. Inventory is measured at the lower of cost or net realizable value. The cost of inventory includes direct material, direct labor and manufacturing overhead and is determined on a first-in-first-out
basis. Inventory is presented net of an allowance for losses associated with excess and obsolete items, which is estimated based on the Company’s current knowledge with respect to inventory levels, planned production and customer demand.
The components of inventory as of the dates presented were as follows:

(in thousands)	March 31, 2022	December 31, 2021
Raw materials	$5,994	$4,782
Work in process	3,197	3,001

Total inventory	$9,191	$7,783

Note 3 Inventory
Inventory consists of parts and
sub-assemblies
that are ultimately consumed in the manufacturing and final assembly of satellites. When an item in inventory has been identified and incorporated into a specific satellite, the cost of the sub-assembly
is charged to cost of goods sold in the consolidated statements of operations and comprehensive loss. Inventory is measured at the lower of cost or net realizable value. The cost of inventory includes direct material, direct labor and manufacturing overhead and is determined on a first-in-first-out
basis. Inventory is presented net of an allowance for losses associated with excess and obsolete items, which is estimated based on the Company’s current knowledge with respect to inventory levels, planned production and customer demand.
The components of inventory as of the periods presented were as follows:

	December 31,
(in thousands)	2021	2020
Raw materials	$4,782	$681
Work in process	3,001	2,138

Total inventory	$7,783	$2,819